UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10065


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mike Donatelli
Title:  Managing Member, General Partner
Phone:  (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli              New York, New York          November 9, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      13

Form 13F Information Table Value Total:      $105,100
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                   Name
--------------------                   -----

NONE

                                                          FORM 13F INFORMATION TABLE
                                                               EAC Management LP
                                                              September 30, 2011


COLUMN 1                        COLUMN  2         COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7     COLUMN 8

                                                               VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP       (X$1000)    PRN AMT  PRN CALL  DISCRETION  MNGRS  SOLE   SHARED  NONE
AMERON INTL INC                 COM               030710107      9,947    117,103  SH          SOLE       NONE  117,103
ARCH CHEMICALS INC              COM               03937R102      3,156     67,266  SH          SOLE       NONE   67,266
BJS WHOLESALE CLUB INC          COM               05548J106     14,679    286,416  SH          SOLE       NONE  286,416
BLACKBOARD INC                  COM               091935502      1,340     30,000  SH          SOLE       NONE   30,000
CALIPER LIFE SCIENCES INC       COM               130872104      1,267    121,000  SH          SOLE       NONE  121,000
CEPHALON INC                    COM               156708109     53,166    658,812  SH          SOLE       NONE  658,812
DOLLAR THRIFTY AUTOMOTIVE GP    COM               256743105      3,102     55,100  SH          SOLE       NONE   55,100
GOODRICH CORP                   COM               382388106      9,654     80,000  SH          SOLE       NONE   80,000
KINETIC CONCEPTS INC            COM NEW           49460W208      1,977     30,000  SH          SOLE       NONE   30,000
LOOPNET INC                     COM               543524300        607     35,424  SH          SOLE       NONE   35,424
MEDCO HEALTH SOLUTIONS INC      COM               58405U102        469     10,000  SH          SOLE       NONE   10,000
MOTOROLA MOBILITY HLDGS INC     COM               620097105      4,723    125,000  SH          SOLE       NONE  125,000
SOUTHERN UN CO NEW              COM               844030106      1,014     25,000  SH          SOLE       NONE   25,000


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